Background and Basis of Presentation	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Background and Basis of Presentation

1.  Background and Basis of Presentation

On 15 October 2012, James Hardie Industries was transformed from an Irish Societas Europaea (“SE”) to an Irish public limited company (“plc”) and has since operated under the name of James Hardie Industries plc.

Nature of Operations

James Hardie Industries plc (formerly James Hardie Industries SE) manufactures and sells fibre cement building products for interior and exterior building construction applications, primarily in the United States, Canada, Australia, New Zealand, the Philippines and Europe.

Basis of Presentation

The consolidated financial statements represent the financial position, results of operations and cash flows of James Hardie Industries plc (“JHI plc”) and its wholly-owned subsidiaries and a special purpose entity. Unless the context indicates otherwise, JHI plc and its direct and indirect wholly-owned subsidiaries and special purpose entity (as of the time relevant to the applicable reference) are collectively referred to as “James Hardie”, the “James Hardie Group” or the “Company”. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The US dollar is used as the reporting currency.